Income Tax Expense Details of Temporary differences unused tax losses and credits (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	₩ 209,984		₩ 191,218	₩ 236,101	[1]
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	47,043		35,002	(41,039)
Recognized as other comprehensive income (expense)	422		(16,236)	(3,844)
Ending balance	₩ 257,449		209,984	191,218
Description of composition of other termporary differences	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from accumulated deficit amounts to 15,652 million Won
Gain (loss) on financial assets at FVTPL
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	₩ 427,205		445,729	422,910
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	70,996		(18,524)	22,819
Ending balance	498,201		427,205	445,729
Gain (loss) on available for sale financial assets
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	(122,145)		(121,536)	(105,556)
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	1,011		57	94
Recognized as other comprehensive income (expense)	(1,008)		(666)	(16,074)
Ending balance	(122,142)		(122,145)	(121,536)
Gain (loss) on valuation using the equity method of accounting
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	32,943		5,106	21,156
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	(6,473)		26,500	(14,936)
Recognized as other comprehensive income (expense)	(1,904)		1,337	(1,114)
Ending balance	24,566		32,943	5,106
Gain (loss) on valuation of derivatives
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	(43,853)		(39,774)	(48,438)
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	33,806		(4,079)	8,664
Recognized as other comprehensive income (expense)	(248)
Ending balance	(10,295)		(43,853)	(39,774)
Accrued income
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	(69,960)		(82,148)	(75,094)
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	8,972		12,188	(7,054)
Ending balance	(60,988)		(69,960)	(82,148)
Provision for loan losses
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	(46,811)		(50,504)	(59,428)
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	(886)		3,693	8,924
Ending balance	(47,697)		(46,811)	(50,504)
Loan and receivables written off
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	53,915		54,225	6,921
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	(44,138)		(310)	47,304
Ending balance	9,777		53,915	54,225
Loan origination costs and fees
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	(108,102)		(103,912)	(88,476)
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	(29,218)		(4,190)	(15,436)
Ending balance	(137,320)		(108,102)	(103,912)
Defined benefit liability
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	225,045		203,423	151,666
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	54,533		32,536	26,912
Recognized as other comprehensive income (expense)	4,656		(10,914)	24,845
Ending balance	284,234		225,045	203,423
Deposits with employee retirement insurance trust
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	(226,321)		(187,044)	(135,474)
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	(61,012)		(39,277)	(51,570)
Ending balance	(287,333)		(226,321)	(187,044)
Provision for guarantee
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	41,138		69,225	84,530
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	(10,536)		(28,087)	(15,305)
Ending balance	30,602		41,138	69,225
Other provisions
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	32,392		27,898	37,029
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	12,761	[2]	4,494	(9,131)
Ending balance	45,153	[2]	32,392	27,898
Others
Reconciliation of changes in deferred tax liability asset [Abstract]
Beginning balance	14,538		(29,470)	24,355
Changes in deferred tax liability asset [Abstract]
Recognized as income (expense)	17,227		50,001	(42,324)
Recognized as other comprehensive income (expense)	(1,074)		(5,993)	(11,501)
Ending balance	₩ 30,691		₩ 14,538	₩ (29,470)

[1]	The beginning balance incorporates the deferred tax assets (liabilities) from subsidiaries that were reclassified into disposal group held for sale and disposal groups held for distribution to owners.
[2]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from accumulated deficit amounts to 15,652 million Won.